Investment Objectives and Goals - BROOKFIELD NEXT GENERATION INFRASTRUCTURE FUND	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	BROOKFIELD NEXT GENERATION INFRASTRUCTURE FUND (formerly, Brookfield Global Renewables & Sustainable Infrastructure Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brookfield Next Generation Infrastructure Fund (the “Fund,” or the “Next Generation Fund”) seeks total return through growth of capital and current income.